FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2020
Interest Expense [Abstract]
FINANCIAL EXPENSES, NET
NOTE 16:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2020	2019	2018

Interest on long-term banks	16	19	152
Bank charges and short-term credit	178	287	232
Foreign exchange loss, net	127	105	24
Other financing expenses, net	16	29	67

	337	440	475